Income Taxes - Schedule of Components of Income Tax Expense (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes	$ (5,119,146)	$ (2,744,792)
Statutory tax rate	27.00%	27.00%
Income taxes at the statutory rate	$ (1,382,170)	$ (741,094)
Stock-based compensation	108,505	56,247
Share issue costs	(223,439)	(12,371)
Write-down of shares issued in R&D expense		132,843
Others	(58,416)	27,847
Total	(1,555,520)	(536,528)
Valuation Allowance	1,555,520	536,528
Total income tax expense (benefit)